UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08497

Name of Fund: BlackRock Corporate High Yield Fund III, Inc. (CYE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate High Yield Fund III, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2014

Date of reporting period: 05/31/2013

Item 1	–	Schedule of Investments

Consolidated Schedule of Investments May 31, 2013 (Unaudited)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Auto Components – 0.3%
Delphi Automotive Plc	8,900	$434,409
The Goodyear Tire & Rubber Co.(a)	25,042	379,136
Lear Corp.	379	22,732

		836,277

Automobiles – 1.4%
General Motors Co.(a)	120,054	4,068,630

Biotechnology – 0.0%
Ironwood Pharmaceuticals, Inc.(a)	7,130	95,186

Capital Markets – 2.0%
American Capital Ltd.(a)	367,401	4,897,455
E*Trade Financial Corp.(a)	74,600	867,598
Uranium Participation Corp.(a)	35,440	173,312

		5,938,365

Chemicals – 0.4%
ADA-ES, Inc.(a)	1,820	67,977
CF Industries Holdings, Inc.	2,000	381,920
Huntsman Corp.	43,400	844,130

		1,294,027

Commercial Banks – 0.5%
CIT Group, Inc.(a)	33,467	1,542,159

Communications Equipment – 0.3%
Loral Space & Communications Ltd.	12,778	769,491

Diversified Financial Services – 1.0%
Bank of America Corp.	54,850	749,251
Citigroup, Inc.	8,495	441,655
Kcad Holdings I Ltd.	281,902,800	1,829,549

		3,020,455

Diversified Telecommunication Services – 0.2%
Broadview Networks Holdings, Inc.	33,638	211,916
Level 3 Communications, Inc.(a)	22,280	477,461

		689,377

Electrical Equipment – 0.0%
Medis Technologies Ltd.(a)	70,784	1

Energy Equipment & Services – 0.8%
Laricina Energy Ltd.(a)	35,294	1,188,362
Osum Oil Sands Corp.(a)	82,000	1,112,321

		2,300,683

Hotels, Restaurants & Leisure – 0.5%
Caesars Entertainment Corp.(a)	46,168	668,974
Travelport LLC	1,128,740	925,567

		1,594,541

Household Durables – 0.1%
MDC Holdings, Inc.	3,400	126,174
Meritage Homes Corp.(a)	3,300	156,288
PulteGroup, Inc.(a)	5,900	127,381

		409,843

Insurance – 1.0%
American International Group, Inc.(a)	67,504	3,001,228

Media – 0.4%
Belo Corp., Class A	23,782	266,834
Cablevision Systems Corp., Class A	44,005	665,356
Clear Channel Outdoor Holdings, Inc., Class A(a)	9,964	85,391

		1,017,581

Metals & Mining – 0.1%
African Minerals Ltd.(a)	47,050	180,001
Peninsula Energy Ltd.(a)	7,628,138	209,269

		389,270

Oil, Gas & Consumable Fuels – 0.0%
African Petroleum Corp. Ltd.(a)	196,300	35,695

Paper & Forest Products – 1.1%
Ainsworth Lumber Co. Ltd.(a)	489,913	1,790,953
Ainsworth Lumber Co. Ltd.(a)(b)	140,415	511,954
NewPage Corp.(a)	8,280	786,600
Western Forest Products, Inc.(a)	158,023	198,951
Western Forest Products, Inc.(a)	45,762	56,941

		3,345,399

Semiconductors & Semiconductor Equipment – 0.3%
Freescale Semiconductor Ltd.(a)	4,464	71,067
NXP Semiconductors NV(a)	9,532	294,062
Spansion, Inc., Class A(a)	32,493	445,154
SunPower Corp.(a)	271	5,231

		815,514

Software – 0.2%
Bankruptcy Management Solutions, Inc.(a)	501	–
HMH Holdings/EduMedia(a)	20,718	547,987

		547,987

Wireless Telecommunication Services – 0.5%
Crown Castle International Corp.(a)	10,597	755,037
SBA Communications Corp., Class A(a)	10,597	797,636
		1,552,673

Total Common Stocks – 11.1%		33,264,382

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2013	1

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Aerospace & Defense – 0.8%
Bombardier, Inc.,
4.25%, 1/15/16(b)	USD	610	$631,350
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18		160	174,400
7.13%, 3/15/21		260	285,350
Kratos Defense & Security Solutions, Inc.,
10.00%, 6/01/17		846	922,140
Meccanica Holdings USA, Inc.,
6.25%, 7/15/19(b)		324	340,298

			2,353,538

Air Freight & Logistics – 0.2%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		356	356,449
Series 2, 12.38%, 8/16/15		360	361,074

			717,523

Airlines – 2.4%
Air Canada Pass-Through Trust, Series 2013-1, Class C,
6.63%, 5/15/18(b)		284	291,043
American Airlines Pass-Through Trust, Series 2011-2, Class A,
8.63%, 10/15/21		651	686,425
Continental Airlines Pass-Through Trust:
Series 1997-4, Class B, 6.90%, 1/02/17(c)		188	197,151
Series 2010-1, Class B, 6.00%, 1/12/19		408	424,256
Series 2012-3, Class C, 6.13%, 4/29/18		930	976,500
Delta Air Lines Pass-Through Trust:
Series 2002-1, Class G-1, 6.72%, 1/02/23		585	648,957
Series 2009-1, Class B, 9.75%, 12/17/16		185	210,874
Series 2010-1, Class B, 6.38%, 1/02/16		500	522,500
US Airways Group, Inc.,
6.13%, 6/01/18		330	321,338
US Airways Pass-Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14		461	495,975
Series 2012-1, Class C, 9.13%, 10/01/15		418	452,142
Series 2012-2, Class B, 6.75%, 6/03/21		300	327,750
Series 2012-2, Class C, 5.45%, 6/03/18(d)		750	738,750
Series 2013-1, Class B, 5.38%, 11/15/21		955	981,263

			7,274,924

Auto Components – 2.6%
Affinia Group, Inc.,
7.75%, 5/01/21(b)		681	708,240
Brighthouse Group Ltd.,
7.88%, 5/15/18	GBP	100	154,979
Continental Rubber of America Corp.,
4.50%, 9/15/19(b)	USD	150	155,625
Dana Holding Corp.,
6.75%, 2/15/21		450	483,750
Delphi Corp.,
6.13%, 5/15/21		75	82,781
GKN Holdings PLC,
5.38%, 9/19/22	GBP	200	321,724
Icahn Enterprises LP:
4.00%, 8/15/13(b)	USD	255	254,362
8.00%, 1/15/18		2,805	2,973,300
IDQ Holdings, Inc.,
11.50%, 4/01/17(b)		380	424,175
Jaguar Land Rover Plc,
8.25%, 3/15/20	GBP	482	827,556
Schaeffler Finance BV,
4.25%, 5/15/18	EUR	133	175,028
Servus Luxembourg Holdings SCA,
7.75%, 6/15/18		220	287,017
Titan International, Inc.:
7.88%, 10/01/17(b)	USD	495	529,650
7.88%, 10/01/17		465	497,550

			7,875,737

Beverages – 0.0%
Crown European Holdings SA,
7.13%, 8/15/18(b)	EUR	50	70,349

Building Products – 1.5%
American Builders & Contractors Supply Co., Inc.,
5.63%, 4/15/21(b)	USD	470	475,875
Builders FirstSource, Inc.,
7.63%, 6/01/21(b)		403	405,015
Building Materials Corp. of America(b):
7.00%, 2/15/20		530	567,100
6.75%, 5/01/21		790	855,175
Cemex SAB de CV,
5.88%, 3/25/19(b)		230	228,850
Momentive Performance Materials, Inc.,
8.88%, 10/15/20		760	818,900
Texas Industries, Inc.,
9.25%, 8/15/20		236	261,370
USG Corp.,
9.75%, 1/15/18		715	841,912

			4,454,197

Capital Markets – 0.3%
E*Trade Financial Corp.(e)(f):
0.00%, 8/31/19(b)		244	276,940
Series A, 0.00%, 8/31/19		7	7,945
Nuveen Investments, Inc.,
9.13%, 10/15/17(b)		473	496,650

			781,535

2	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Chemicals – 2.2%
Axiall Corp.,
4.88%, 5/15/23(b)	USD	109	$109,545
Basell Finance Co. BV,
8.10%, 3/15/27(b)		420	569,259
Celanese US Holdings LLC,
5.88%, 6/15/21		826	910,665
Eagle Spinco, Inc.,
4.63%, 2/15/21(b)		375	377,812
Huntsman International LLC,
8.63%, 3/15/21		170	189,975
INEOS Finance Plc,
7.50%, 5/01/20(b)		370	406,075
INEOS Group Holdings SA:
6.13%, 8/15/18(b)		300	295,500
6.50%, 8/15/18	EUR	298	377,642
Kraton Polymers LLC,
6.75%, 3/01/19	USD	125	130,938
LyondellBasell Industries NV,
5.00%, 4/15/19		208	234,777
Nexeo Solutions LLC,
8.38%, 3/01/18		90	90,450
Nufarm Australia Ltd.,
6.38%, 10/15/19(b)		225	230,625
Orion Engineered Carbons Bondco GmbH (FKA Kinove German Bondco GmbH),
10.00%, 6/15/18	EUR	342	493,411
PetroLogistics LP/PetroLogistics Finance Corp.,
6.25%, 4/01/20(b)	USD	172	173,290
PolyOne Corp.,
7.38%, 9/15/20		215	237,037
Rockwood Specialties Group, Inc.,
4.63%, 10/15/20		813	829,260
Tronox Finance LLC,
6.38%, 8/15/20(b)		249	244,642
US Coatings Acquisition, Inc./Flash Dutch 2 BV:
5.75%, 2/01/21	EUR	200	270,348
7.38%, 5/01/21(b)	USD	357	376,635

			6,547,886

Commercial Banks – 0.8%
CIT Group, Inc.:
5.25%, 3/15/18		550	591,250
6.63%, 4/01/18(b)		235	264,375
5.50%, 2/15/19(b)		740	801,050
5.00%, 8/15/22		228	242,820
6.00%, 4/01/36		550	546,344

			2,445,839

Commercial Services & Supplies – 3.0%
ADS Waste Holdings, Inc.,
8.25%, 10/01/20(b)		279	299,227
ARAMARK Corp.,
5.75%, 3/15/20(b)		655	677,925
Aviation Capital Group Corp.,
6.75%, 4/06/21(b)		540	599,051
AWAS Aviation Capital Ltd.,
7.00%, 10/17/16(b)		96	100,309
Brickman Group Holdings, Inc.,
9.13%, 11/01/18(b)		25	27,063
Casella Waste Systems, Inc.,
7.75%, 2/15/19		54	51,840
Catalent Pharma Solutions, Inc.,
7.88%, 10/15/18(b)		622	631,330
Covanta Holding Corp.,
6.38%, 10/01/22		635	684,986
EC Finance Plc,
9.75%, 8/01/17	EUR	503	709,476
Mead Products LLC/ACCO Brands Corp.,
6.75%, 4/30/20(b)	USD	76	79,800
Mobile Mini, Inc.,
7.88%, 12/01/20		365	404,237
TransUnion LLC/TransUnion Financing Corp.,
11.38%, 6/15/18		65	73,450
UR Merger Sub Corp.:
5.75%, 7/15/18		257	274,348
7.38%, 5/15/20		440	482,900
8.25%, 2/01/21		468	518,310
7.63%, 4/15/22		2,277	2,521,777
6.13%, 6/15/23		190	199,025
Verisure Holding AB:
8.75%, 9/01/18	EUR	184	264,265
8.75%, 12/01/18		100	138,423
West Corp.,
8.63%, 10/01/18	USD	135	148,163

			8,885,905

Communications Equipment – 1.4%
Alcatel-Lucent USA, Inc.:
6.50%, 1/15/28		60	47,700
6.45%, 3/15/29		185	148,463
Avaya, Inc.(b):
7.00%, 4/01/19		275	256,437
10.50%, 3/01/21		999	839,160
CommScope Holding Co., Inc.,
6.63%, 6/01/20(b)(g)		480	474,000
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		950	1,054,500
10.13%, 7/01/20		1,270	1,476,375

			4,296,635

Computers & Peripherals – 0.2%
EMC Corp., Series B,
1.75%, 12/01/13(f)		201	310,796
SanDisk Corp.,
1.50%, 8/15/17(f)		285	378,160

			688,956

Construction & Engineering – 0.4%
Boart Longyear Management Property Ltd.,
7.00%, 4/01/21(b)		200	198,000

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2013	3

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Construction & Engineering (concluded)
H&E Equipment Services, Inc.,
7.00%, 9/01/22	USD	441	$476,280
Safway Group Holding LLC/Safway Finance Corp.,
7.00%, 5/15/18(b)		234	235,170
Weekley Homes LLC,
6.00%, 2/01/23(b)		156	162,240

			1,071,690

Construction Materials – 2.9%
Buzzi Unicem SpA,
6.25%, 9/28/18	EUR	138	197,732
HD Supply, Inc.:
8.13%, 4/15/19	USD	3,228	3,583,080
11.00%, 4/15/20		1,515	1,819,894
7.50%, 7/15/20(b)		2,217	2,350,020
11.50%, 7/15/20		520	611,000
HeidelbergCement AG,
7.50%, 4/03/20	EUR	54	86,547

			8,648,273

Consumer Finance – 0.2%
Credit Acceptance Corp.,
9.13%, 2/01/17	USD	445	480,600
IVS F. SpA,
7.13%, 4/01/20	EUR	215	282,241

			762,841

Containers & Packaging – 2.0%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17		200	279,446
9.13%, 10/15/20(b)	USD	409	449,900
9.13%, 10/15/20(b)		395	432,525
7.00%, 11/15/20(b)		700	717,500
5.00%, 11/15/22	EUR	220	288,804
Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc.(b):
7.38%, 10/15/17		275	384,238
4.88%, 11/15/22	USD	292	291,270
Berry Plastics Corp.,
9.75%, 1/15/21		185	213,675
Beverage Packaging Holdings Luxembourg II SA,
8.00%, 12/15/16	EUR	706	917,623
Crown Americas LLC/Crown Americas Capital Corp. III,
6.25%, 2/01/21	USD	17	18,573
Crown Americas LLC/Crown Americas Capital Corp. IV,
4.50%, 1/15/23(b)		26	25,415
GCL Holdings SCA,
9.38%, 4/15/18(b)	EUR	267	374,796
Graphic Packaging International, Inc.,
7.88%, 10/01/18	USD	375	411,563
OI European Group BV,
4.88%, 3/31/21	EUR	305	414,263
Pactiv LLC,
7.95%, 12/15/25	USD	441	418,950

Tekni-Plex, Inc.,
9.75%, 6/01/19(b)		401	449,120

			6,087,661

Distributors – 0.5%
VWR Funding, Inc.,
7.25%, 9/15/17		1,374	1,463,310

Diversified Consumer Services – 2.1%
APX Group, Inc.(b):
6.38%, 12/01/19		987	984,532
8.75%, 12/01/20		597	605,955
Laureate Education, Inc.,
9.25%, 9/01/19(b)		1,250	1,400,000
Service Corp. International,
7.00%, 6/15/17		2,780	3,176,150
ServiceMaster Co.,
8.00%, 2/15/20		190	195,463

			6,362,100

Diversified Financial Services – 6.3%
Aircastle Ltd.:
6.75%, 4/15/17		375	412,500
6.25%, 12/01/19		326	352,895
Ally Financial, Inc.:
7.50%, 12/31/13		280	289,100
8.00%, 11/01/31		230	294,400
8.00%, 11/01/31(c)		3,650	4,708,500
CNG Holdings, Inc.,
9.38%, 5/15/20(b)		332	330,340
Co-Operative Group Ltd.(h):
5.63%, 7/08/20	GBP	170	259,589
6.25%, 7/08/26		100	153,232
DPL, Inc.:
6.50%, 10/15/16	USD	324	349,110
7.25%, 10/15/21		851	919,080
Gala Group Finance Plc,
8.88%, 9/01/18	GBP	600	980,012
General Motors Financial Co., Inc.:
2.75%, 5/15/16(b)	USD	527	526,210
3.25%, 5/15/18(b)		305	302,331
6.75%, 6/01/18		300	342,000
4.25%, 5/15/23(b)		86	83,850
GETCO Financing Escrow LLC,
8.25%, 6/15/18(b)		228	222,870
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
7.38%, 4/01/20(b)		510	512,550
Jefferies LoanCore LLC/JLC Finance Corp.,
6.88%, 6/01/20(b)		684	685,710
Lehman Brothers Holdings, Inc.:
5.38%, 10/17/13	EUR	150	51,909
4.75%, 1/16/14(i)		760	263,004
1.00%, 2/05/14(i)		1,600	548,494
1.00%, 9/22/18	USD	175	43,750

4	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
Lehman Brothers Holdings, Inc. (concluded):
1.00%, 12/31/49	USD	620	$155,000
Leucadia National Corp.,
8.13%, 9/15/15		825	936,375
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		445	473,925
9.00%, 4/15/19		580	609,000
7.88%, 8/15/19		255	279,225
9.88%, 8/15/19		475	517,750
5.75%, 10/15/20		2,375	2,410,625
WMG Acquisition Corp.:
11.50%, 10/01/18		416	490,880
6.00%, 1/15/21(b)		298	314,390

			18,818,606

Diversified Telecommunication Services – 2.5%
Broadview Networks Holdings, Inc.,
10.50%, 11/15/17		518	528,497
CenturyLink, Inc., Series V,
5.63%, 4/01/20		744	769,110
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
5.13%, 12/15/21(b)		425	417,031
Consolidated Communications Finance Co.,
10.88%, 6/01/20		345	398,475
Level 3 Communications, Inc.,
8.88%, 6/01/19		315	341,775
Level 3 Financing, Inc.:
8.13%, 7/01/19		1,180	1,277,350
7.00%, 6/01/20		434	456,785
8.63%, 7/15/20		845	929,500
OTE Plc,
7.25%, 2/12/15	EUR	101	136,263
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		250	341,262
6.75%, 8/15/24		467	647,044
tw telecom holdings, Inc.,
5.38%, 10/01/22	USD	300	310,500
Windstream Corp.:
8.13%, 8/01/13		460	463,450
7.88%, 11/01/17		393	451,950
6.38%, 8/01/23		80	79,000

			7,547,992

Electric Utilities – 0.7%
Homer City Generation LP,
8.73%, 10/01/26(g)		225	239,063
Mirant Mid Atlantic Pass-Through Trust, Series B,
9.13%, 6/30/17		290	326,928
The Tokyo Electric Power Co., Inc.,
4.50%, 3/24/14	EUR	1,100	1,454,030

			2,020,021

Electrical Equipment – 0.7%
Belden, Inc.:
5.50%, 9/01/22(b)	USD	370	380,175
5.50%, 4/15/23	EUR	120	158,309
General Cable Corp.,
5.75%, 10/01/22(b)	USD	610	628,300
Rexel SA,
5.13%, 6/15/20	EUR	259	351,952
Techem GmbH,
6.13%, 10/01/19		300	421,119
Trionista TopCo GmbH,
6.88%, 4/30/21		100	131,925

			2,071,780

Electronic Equipment, Instruments & Components – 0.1%
Jabil Circuit, Inc.,
8.25%, 3/15/18	USD	235	284,350

Energy Equipment & Services – 3.7%
Atwood Oceanics, Inc.,
6.50%, 2/01/20		140	149,975
Calfrac Holdings LP,
7.50%, 12/01/20(b)		335	345,050
CGG,
7.75%, 5/15/17		250	256,875
CGG (FKA Compagnie Générale de Géophysique, Veritas),
6.50%, 6/01/21		1,255	1,311,475
FTS International Services LLC/FTS International Bonds, Inc.,
8.13%, 11/15/18(b)		1,083	1,153,395
Genesis Energy LP,
5.75%, 2/15/21(b)		51	52,020
Gulfmark Offshore, Inc.,
6.38%, 3/15/22		155	161,200
Hornbeck Offshore Services, Inc.,
5.88%, 4/01/20		315	328,387
MEG Energy Corp.(b):
6.50%, 3/15/21		1,504	1,556,640
6.38%, 1/30/23		219	224,475
Oil States International, Inc.,
6.50%, 6/01/19		470	506,425
Peabody Energy Corp.:
6.00%, 11/15/18		674	721,180
6.25%, 11/15/21		731	763,895
7.88%, 11/01/26		375	401,250
4.75%, 12/15/41(f)		426	366,626
Precision Drilling Corp.:
6.63%, 11/15/20		75	80,250
6.50%, 12/15/21		295	316,388
Rain CII Carbon LLC/CII Carbon Corp.,
8.25%, 1/15/21(b)		234	250,380
Seadrill Ltd.,
5.63%, 9/15/17(b)		1,360	1,394,000
Tervita Corp.,
8.00%, 11/15/18(b)		372	385,020
Trionista Holdco GmbH,
5.00%, 4/30/20	EUR	306	405,678

			11,130,584

Food & Staples Retailing – 0.4%
Bakkavor Finance 2 Plc,
8.25%, 2/15/18	GBP	319	502,864

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2013	5

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Food & Staples Retailing (concluded)
R&R Ice Cream PLC,
9.25%, 5/10/18(g)	EUR	100	$131,275
Rite Aid Corp.,
9.25%, 3/15/20	USD	375	423,281
Zobele Holding SpA,
7.88%, 2/01/18	EUR	100	135,174

			1,192,594

Food Products – 0.6%
Darling International, Inc.,
8.50%, 12/15/18	USD	115	128,800
Del Monte Corp.,
7.63%, 2/15/19		61	63,211
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
4.88%, 5/01/21(b)		392	393,470
Post Holdings, Inc.,
7.38%, 2/15/22		520	579,150
Smithfield Foods, Inc.,
6.63%, 8/15/22		477	542,588

			1,707,219

Health Care Equipment & Supplies – 2.4%
Biomet, Inc.(b):
6.50%, 8/01/20		2,029	2,135,523
6.50%, 10/01/20		2,161	2,188,012
DJO Finance LLC:
8.75%, 3/15/18		379	418,795
7.75%, 4/15/18		100	103,500
9.88%, 4/15/18		450	493,875
Fresenius Medical Care US Finance, Inc.,
5.75%, 2/15/21(b)		290	322,625
Fresenius US Finance II, Inc.,
9.00%, 7/15/15(b)		540	621,000
IDH Finance PLC,
6.00%, 12/01/18	GBP	103	157,281
Kinetic Concepts, Inc./KCI USA, Inc.,
12.50%, 11/01/19	USD	565	581,950
Teleflex, Inc.,
6.88%, 6/01/19		295	318,600

			7,341,161

Health Care Providers & Services – 7.3%
Aviv Healthcare Properties LP,
7.75%, 2/15/19		570	622,725
Care UK Health & Social Care Plc,
9.75%, 8/01/17	GBP	182	286,209
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18	USD	785	818,362
7.13%, 7/15/20		456	500,460
ConvaTec Healthcare E SA,
7.38%, 12/15/17(b)	EUR	494	687,022
Crown Newco 3 Plc,
7.00%, 2/15/18(b)	GBP	364	577,949
DaVita HealthCare Partners, Inc.,
5.75%, 8/15/22	USD	893	951,045
HCA Holdings, Inc.,
6.25%, 2/15/21		736	787,520
HCA, Inc.
8.50%, 4/15/19		135	147,150
6.50%, 2/15/20		2,724	3,071,310
7.88%, 2/15/20		275	299,750
7.25%, 9/15/20		2,750	3,025,000
5.88%, 3/15/22		580	636,550
4.75%, 5/01/23		392	391,020
Hologic, Inc.,
6.25%, 8/01/20		1,468	1,568,925
IASIS Healthcare LLC,
8.38%, 5/15/19		517	540,265
INC Research LLC,
11.50%, 7/15/19(b)		350	376,250
inVentiv Health, Inc.,
9.00%, 1/15/18(b)		630	670,950
Omnicare, Inc.:
7.75%, 6/01/20		1,005	1,113,037
3.75%, 4/01/42(f)		291	354,111
Symbion, Inc.,
8.00%, 6/15/16		345	364,838
Tenet Healthcare Corp.:
6.25%, 11/01/18		1,184	1,311,280
6.75%, 2/01/20		525	551,250
4.50%, 4/01/21(b)		472	463,740
4.38%, 10/01/21(b)		646	626,620
Vanguard Health Holding Co II LLC:
8.00%, 2/01/18		243	257,884
7.75%, 2/01/19		465	497,550
Voyage Care Bondco Plc,
6.50%, 8/01/18	GBP	230	359,072

			21,857,844

Health Care Technology – 0.9%
IMS Health, Inc.(b):
12.50%, 3/01/18	USD	2,225	2,611,594
6.00%, 11/01/20		143	151,222

			2,762,816

Hotels, Restaurants & Leisure – 2.5%
Carlson Wagonlit BV,
6.88%, 6/15/19(b)		325	342,062
Cirsa Funding Luxembourg SA,
8.75%, 5/15/18	EUR	480	633,537
Diamond Resorts Corp.,
12.00%, 8/15/18	USD	1,190	1,328,337
Enterprise Inns Plc,
6.50%, 12/06/18	GBP	324	501,639
Gategroup Finance Luxembourg SA,
6.75%, 3/01/19	EUR	376	498,480
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19	USD	50	54,000
5.88%, 3/15/21		219	217,905
Little Traverse Bay Bands of Odawa Indians,
9.00%, 8/31/20(b)		300	291,000
MCE Finance Ltd.,
5.00%, 2/15/21(b)		677	677,000

6	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
MTR Gaming Group, Inc.,
11.50%, 8/01/19(g)	USD	151	$161,868
Regal Entertainment Group,
5.75%, 2/01/25		260	259,350
Sisal Holding Istituto di Pagamento SpA,
7.25%, 9/30/17	EUR	100	131,925
Six Flags Entertainment Corp.,
5.25%, 1/15/21(b)	USD	600	603,000
Station Casinos LLC,
7.50%, 3/01/21(b)		1,416	1,483,260
Travelport LLC(b):
6.40%, 3/01/16(j)		89	84,446
11.88%, 9/01/16		34	32,147
Tropicana Entertainment LLC,
9.63%, 12/15/14(a)(i)		305	–
The Unique Pub Finance Co. Plc, Series A3,
6.54%, 3/30/21	GBP	100	157,258
Wynn Las Vegas LLC,
5.38%, 3/15/22	USD	76	79,990

			7,537,204

Household Durables – 2.6%
Algeco Scotsman Global Finance Plc,
9.00%, 10/15/18	EUR	100	133,250
Ashton Woods USA LLC,
6.88%, 2/15/21(b)	USD	228	236,265
Beazer Homes USA, Inc.,
6.63%, 4/15/18		50	54,188
Brookfield Residential Properties, Inc.,
6.50%, 12/15/20(b)		410	438,700
Jarden Corp.,
7.50%, 1/15/20	EUR	305	426,948
K. Hovnanian Enterprises, Inc.,
7.25%, 10/15/20(b)	USD	950	1,052,125
Libbey Glass, Inc.,
6.88%, 5/15/20		549	594,293
PH Holding LLC,
9.75%, 12/31/17		345	355,350
Pulte Group, Inc.,
6.38%, 5/15/33		190	191,900
RPG Byty Sro,
6.75%, 5/01/20	EUR	190	238,309
The Ryland Group, Inc.,
6.63%, 5/01/20	USD	340	379,100
Spie BondCo 3 SCA,
11.00%, 8/15/19	EUR	303	425,822
Standard Pacific Corp.:
10.75%, 9/15/16	USD	1,290	1,593,150
8.38%, 1/15/21		970	1,164,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
5.25%, 4/15/21(b)		270	273,375
William Lyon Homes, Inc.,
8.50%, 11/15/20(b)		300	334,125

			7,890,900

Household Products – 0.8%
Ontex IV SA:
7.50%, 4/15/18(b)	EUR	150	204,711
7.50%, 4/15/18		100	136,474
9.00%, 4/15/19		213	289,997
Spectrum Brands Escrow Corp.(b):
6.38%, 11/15/20	USD	384	412,320
6.63%, 11/15/22		250	270,000
Spectrum Brands, Inc.:
9.50%, 6/15/18		950	1,050,937
6.75%, 3/15/20		96	103,200

			2,467,639

Independent Power Producers & Energy Traders – 4.1%
The AES Corp.,
4.88%, 5/15/23		27	26,528
Calpine Corp.,
7.50%, 2/15/21(b)		44	47,740
Dynegy, Inc.,
5.88%, 6/01/23(b)		301	296,485
Energy Future Intermediate Holding Co. LLC:
6.88%, 8/15/17(b)		755	800,300
11.25%, 12/01/18(b)(g)		675	609,187
10.00%, 12/01/20(b)		1,830	2,074,762
10.00%, 12/01/20		2,541	2,893,564
12.25%, 3/01/22(b)(h)		1,246	1,418,882
GenOn REMA LLC:
Series B, 9.24%, 7/02/17		110	120,530
Series C, 9.68%, 7/02/26		409	445,810
Laredo Petroleum, Inc.:
9.50%, 2/15/19		485	549,262
7.38%, 5/01/22		370	407,000
NRG Energy, Inc.:
7.63%, 1/15/18		1,746	1,968,615
6.63%, 3/15/23(b)		55	58,163
QEP Resources, Inc.:
5.38%, 10/01/22		333	341,325
5.25%, 5/01/23		255	257,550

			12,315,703

Industrial Conglomerates – 0.2%
Sequa Corp.,
7.00%, 12/15/17(b)		580	580,000

Insurance – 0.7%
Alliant Holdings I, Inc.,
7.88%, 12/15/20(b)		1,120	1,173,200
CNO Financial Group, Inc.,
6.38%, 10/01/20(b)		225	243,844
MPL 2 Acquisition Canco, Inc.,
9.88%, 8/15/18(b)		664	683,920
TMF Group Holding B.V.,
9.88%, 12/01/19	EUR	100	137,123

			2,238,087

Internet Software & Services – 0.2%
Cerved Technologies SpA:
6.38%, 1/15/20		100	129,975
8.00%, 1/15/21		100	129,650
VeriSign, Inc.,
4.63%, 5/01/23(b)	USD	290	291,450

			551,075

IT Services – 4.0%
Ceridian Corp.:
11.25%, 11/15/15		125	128,750

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2013	7

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
IT Services (concluded)
Ceridian Corp. (concluded):
8.88%, 7/15/19(b)	USD	1,260	$1,436,400
11.00%, 3/15/21(b)		1,501	1,714,892
Epicor Software Corp., 8.63%, 5/01/19		570	619,875
First Data Corp.:
7.38%, 6/15/19(b)		2,291	2,417,005
8.88%, 8/15/20(b)		535	591,175
6.75%, 11/01/20(b)		1,465	1,530,925
8.25%, 1/15/21(b)		117	124,020
12.63%, 1/15/21		284	310,270
10.63%, 6/15/21(b)		738	741,690
11.75%, 8/15/21(b)		395	382,163
SunGard Data Systems, Inc.:
7.38%, 11/15/18		550	585,750
6.63%, 11/01/19(b)		805	847,262
WEX, Inc., 4.75%, 2/01/23(b)		495	493,763

			11,923,940

Machinery – 0.7%
DH Services Luxembourg Sarl,
7.75%, 12/15/20(b)		93	100,208
The Manitowoc Co., Inc.,
5.88%, 10/15/22		475	505,281
Navistar International Corp.,
8.25%, 11/01/21		367	373,881
SPX Corp.,
6.88%, 9/01/17		175	194,688
Terex Corp.,
6.00%, 5/15/21		475	502,312
Trinseo Materials Operating SCA,
8.75%, 2/01/19(b)		413	411,451

			2,087,821

Media – 10.3%
Affinion Group, Inc.,
7.88%, 12/15/18		395	304,150
AMC Networks, Inc.:
7.75%, 7/15/21		225	254,813
4.75%, 12/15/22		359	358,103
Cablevision Systems Corp.,
5.88%, 9/15/22		560	554,400
CCO Holdings LLC,
5.25%, 9/30/22		600	600,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 2/15/23		745	730,100
Cengage Learning Acquisitions, Inc.,
11.50%, 4/15/20(b)		542	436,310
Checkout Holding Corp.
0.00%, 11/15/15(b)(e)		453	357,870
Cinemark USA, Inc.,
5.13%, 12/15/22		254	257,810
Clear Channel Communications, Inc.:
9.00%, 12/15/19(b)		804	808,020
9.00%, 3/01/21		1,223	1,213,827
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		1,127	1,197,438
6.50%, 11/15/22(b)		621	652,050
6.50%, 11/15/22(b)		1,919	2,024,545
DISH DBS Corp.:
4.25%, 4/01/18(b)		530	516,750
5.13%, 5/01/20(b)		899	876,525
5.88%, 7/15/22		1,010	1,012,525
Harron Communications LP,
9.13%, 4/01/20(b)		320	356,000
Intelsat Jackson Holdings SA,
5.50%, 8/01/23(b)(d)		1,528	1,497,440
Intelsat Luxembourg SA(b):
6.75%, 6/01/18		1,265	1,318,762
7.75%, 6/01/21		432	454,140
Interactive Data Corp.,
10.25%, 8/01/18		1,345	1,509,762
The Interpublic Group of Cos., Inc.,
10.00%, 7/15/17		340	358,700
Kabel Deutschland Vertrieb und Service GmbH & Co. KG,
6.50%, 6/29/18(b)	EUR	128	177,105
Live Nation Entertainment, Inc.,
8.13%, 5/15/18(b)	USD	735	788,288
Lynx I Corp.:
5.38%, 4/15/21(b)		290	301,600
6.00%, 4/15/21	GBP	1,020	1,628,826
The McClatchy Co.,
9.00%, 12/15/22(b)	USD	552	596,160
NAI Entertainment Holdings LLC,
8.25%, 12/15/17(b)		558	602,640
Nara Cable Funding Ltd.,
8.88%, 12/01/18	EUR	200	275,547
Nielsen Finance LLC:
11.63%, 2/01/14		117	124,020
7.75%, 10/15/18		1,143	1,257,300
Odeon & UCI Finco Plc,
9.00%, 8/01/18(b)	GBP	207	338,497
ProQuest LLC,
9.00%, 10/15/18(b)	USD	181	183,263
ProtoStar I Ltd.,
18.00%, 10/15/13(a)(b)(f)(i)		850	425
Sirius XM Radio, Inc.(b):
4.25%, 5/15/20		517	506,660
4.63%, 5/15/23		253	242,880
Sterling Entertainment Corp.,
10.00%, 12/15/19		875	875,000
Unitymedia GmbH,
9.50%, 3/15/21	EUR	320	479,160
Unitymedia Hessen GmbH & Co. KG:
7.50%, 3/15/19		794	1,122,817
5.50%, 1/15/23(b)	USD	520	530,400
Univision Communications, Inc.(b):
8.50%, 5/15/21		289	312,843

8	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Univision Communications, Inc.(b) (concluded):
6.75%, 9/15/22	USD	353	$379,475
5.13%, 5/15/23		704	689,920
UPCB Finance II Ltd.:
6.38%, 7/01/20(b)	EUR	822	1,131,696
6.38%, 7/01/20		300	413,028
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
8.13%, 9/01/20(b)	USD	358	379,480

			30,987,070

Metals & Mining – 4.2%
ArcelorMittal:
9.50%, 2/15/15		315	349,650
4.25%, 8/05/15		395	407,838
4.25%, 3/01/16		125	129,688
5.00%, 2/25/17		419	435,760
6.13%, 6/01/18		418	443,080
Eco-Bat Finance Plc,
7.75%, 2/15/17	EUR	460	609,842
FMG Resources August 2006 Property Ltd.(b):
6.38%, 2/01/16	USD	438	446,658
6.00%, 4/01/17		480	486,000
Global Brass and Copper, Inc.,
9.50%, 6/01/19(b)		300	336,000
GoldCorp, Inc.,
2.00%, 8/01/14(f)		1,060	1,080,537
Kaiser Aluminum Corp.,
8.25%, 6/01/20		225	253,688
New Gold, Inc. (b):
7.00%, 4/15/20		150	159,000
6.25%, 11/15/22		300	309,000
New World Resources NV,
7.88%, 5/01/18	EUR	210	218,358
Newmont Mining Corp., Series A,
1.25%, 7/15/14(f)	USD	1,475	1,538,609
Novelis, Inc.,
8.75%, 12/15/20		3,065	3,425,137
Peninsula Energy Ltd.
11.00%, 12/14/14		600	600,000
Perstorp Holding AB,
8.75%, 5/15/17(b)		205	211,663
Steel Dynamics, Inc.,
6.38%, 8/15/22(b)		245	267,050
Taseko Mines Ltd.,
7.75%, 4/15/19		420	428,400
Vedanta Resources Plc,
8.25%, 6/07/21(b)		270	291,600
Walter Energy, Inc. (b):
9.88%, 12/15/20		132	140,910
8.50%, 4/15/21		102	102,510

			12,670,978

Multiline Retail – 0.4%
Dollar General Corp.,
4.13%, 7/15/17		792	859,527
Dufry Finance SCA,
5.50%, 10/15/20(b)		403	424,158

			1,283,685

Oil, Gas & Consumable Fuels – 9.5%
Access Midstream Partners LP:
5.88%, 4/15/21		68	72,080
6.13%, 7/15/22		275	294,250
4.88%, 5/15/23		445	439,437
Alpha Appalachia Holdings, Inc.,
3.25%, 8/01/15(f)		880	871,200
Athlon Holdings LP/Athlon Finance Corp.,
7.38%, 4/15/21(b)		191	198,640
Aurora USA Oil & Gas, Inc.(b):
9.88%, 2/15/17		680	746,300
7.50%, 4/01/20		330	336,600
Bonanza Creek Energy, Inc.,
6.75%, 4/15/21(b)		86	89,870
BreitBurn Energy Partners LP,
7.88%, 4/15/22		255	276,675
Carrizo Oil & Gas, Inc.,
7.50%, 9/15/20		240	259,200
Chaparral Energy, Inc.,
7.63%, 11/15/22		220	237,600
Chesapeake Energy Corp.:
7.25%, 12/15/18		120	138,300
6.63%, 8/15/20		84	93,450
6.88%, 11/15/20		271	304,875
6.13%, 2/15/21		78	85,020
Concho Resources, Inc.:
7.00%, 1/15/21		160	174,000
6.50%, 1/15/22		297	320,760
5.50%, 10/01/22		365	376,862
5.50%, 4/01/23		74	75,665
CONSOL Energy, Inc.,
8.25%, 4/01/20		315	348,075
Continental Resources, Inc.,
7.13%, 4/01/21		370	415,325
Crosstex Energy LP,
8.88%, 2/15/18		150	161,250
Crown Oil Partners IV LP,
15.00%, 3/07/15		615	642,581
CrownRock LP/CrownRock Finance, Inc.,
7.13%, 4/15/21(b)		342	352,260
CVR Refining LLC/Coffeyville Finance, Inc.,
6.50%, 11/01/22(b)		385	398,475
Denbury Resources, Inc.,
4.63%, 7/15/23		771	745,942
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		465	516,150
7.75%, 6/15/19		540	577,800
EP Energy LLC/EP Energy Finance, Inc.,
9.38%, 5/01/20		215	243,756

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2013	9

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
EP Energy LLC/Everest Acquisition Finance, Inc.,
6.88%, 5/01/19	USD	345	$372,600
EV Energy Partners LP,
8.00%, 4/15/19		150	154,125
Halcon Resources Corp.,
8.88%, 5/15/21		415	422,262
Hilcorp Energy I LP,
7.63%, 4/15/21(b)		260	286,000
Holly Energy Partners LP,
6.50%, 3/01/20		155	164,688
Kodiak Oil & Gas Corp.,
8.13%, 12/01/19		350	393,750
LBC Tank Terminals Holding Netherlands BV,
6.88%, 5/15/23(b)		200	207,750
Legacy Reserves LP/Legacy Reserves Finance Corp.,
6.63%, 12/01/21(b)		153	149,558
Lightstream Resources Ltd. (FKA PetroBakken Energy Ltd.),
8.63%, 2/01/20(b)		421	431,525
Linn Energy LLC:
6.50%, 5/15/19		43	43,753
6.25%, 11/01/19(b)		1,192	1,200,940
8.63%, 4/15/20		110	120,450
7.75%, 2/01/21		155	164,300
MarkWest Energy Partners LP:
6.25%, 6/15/22		109	117,720
5.50%, 2/15/23		209	218,405
4.50%, 7/15/23		305	296,613
Memorial Production Partners LP,
7.63%, 5/01/21(b)		199	199,995
Newfield Exploration Co.,
6.88%, 2/01/20		780	834,600
Northern Oil and Gas, Inc.,
8.00%, 6/01/20		310	322,400
Oasis Petroleum, Inc.:
7.25%, 2/01/19		205	220,888
6.50%, 11/01/21		290	313,200
Offshore Group Investment Ltd.,
7.13%, 4/01/23(b)		422	435,715
Pacific Drilling SA,
5.38%, 6/01/20(b)		406	401,940
PBF Holding Co. LLC,
8.25%, 2/15/20		220	243,100
PDC Energy, Inc.,
7.75%, 10/15/22(b)		210	228,900
Penn Virginia Corp.,
8.50%, 5/01/20(b)		126	126,000
Petrobras Global Finance BV,
3.00%, 1/15/19		349	340,402
Petroleum Geo-Services ASA,
7.38%, 12/15/18(b)		775	860,250
Plains Exploration & Production Co.,
6.88%, 2/15/23		538	608,612
Range Resources Corp.:
8.00%, 5/15/19		345	376,050
6.75%, 8/01/20		120	129,900
5.75%, 6/01/21		981	1,037,407
5.00%, 8/15/22		319	323,785
5.00%, 3/15/23(b)		157	158,570
Regency Energy Partners LP,
6.88%, 12/01/18		393	421,492
Rosetta Resources, Inc.,
5.63%, 5/01/21		266	266,665
Sabine Pass Liquefaction LLC(b):
5.63%, 2/01/21		1,292	1,296,845
5.63%, 4/15/23		337	337,000
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16		1,730	1,928,950
6.50%, 11/01/20(b)		325	340,438
SandRidge Energy, Inc.:
8.75%, 1/15/20		30	32,250
7.50%, 2/15/23		356	366,680
SESI LLC,
6.38%, 5/01/19		325	351,000
Seven Generations Energy Ltd.,
8.25%, 5/15/20(b)		100	104,000
SM Energy Co.:
6.63%, 2/15/19		130	139,425
6.50%, 11/15/21		265	289,513
6.50%, 1/01/23		390	429,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
5.88%, 10/01/20(b)		155	161,588
Vanguard Natural Resources LLC,
7.88%, 4/01/20		270	288,900

			28,452,297

Paper & Forest Products – 0.7%
Ainsworth Lumber Co. Ltd.,
7.50%, 12/15/17(b)		355	383,400
Boise Paper Holdings LLC:
9.00%, 11/01/17		60	63,900
8.00%, 4/01/20		125	138,750
Clearwater Paper Corp.:
7.13%, 11/01/18		585	633,262
4.50%, 2/01/23(b)		45	44,438
NewPage Corp.,
11.38%, 12/31/14(a)(i)		1,909	–
Sappi Papier Holding GmbH(b):
8.38%, 6/15/19		200	220,500
6.63%, 4/15/21		140	142,800
Unifrax I LLC,
7.50%, 2/15/19(b)		260	270,400
WEPA Hygieneprodukte GmbH,
6.50%, 5/15/20	EUR	100	135,941

			2,033,391

Pharmaceuticals – 1.8%
Capsugel Finance Co. SCA:
9.88%, 8/01/19(b)		200	294,393
9.88%, 8/01/19		100	147,197

10	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Pharmaceuticals (concluded)
Elan Corp. Plc,
6.25%, 6/15/21(b)	USD	1,540	$1,547,700
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
9.50%, 12/01/19(b)		414	472,477
Valeant Pharmaceuticals International(b):
6.50%, 7/15/16		434	449,190
6.88%, 12/01/18		908	969,290
6.38%, 10/15/20		271	284,550
6.75%, 8/15/21		455	484,575
Warner Chilcott Co. LLC,
7.75%, 9/15/18		615	678,422

			5,327,794

Professional Services – 0.2%
La Financiere Atalian SA,
7.25%, 1/15/20	EUR	120	156,750
Truven Health Analytics, Inc.,
10.63%, 6/01/20(b)	USD	510	576,300

			733,050

Real Estate Investment Trusts (REITs) – 0.7%
Cantor Commercial Real Estate Co. LP,
7.75%, 2/15/18(b)		283	292,905
Felcor Lodging LP:
6.75%, 6/01/19		1,023	1,092,052
5.63%, 3/01/23		258	262,515
Host Hotels & Resorts LP,
2.50%, 10/15/29(b)(f)		120	169,125
iStar Financial, Inc.,
4.88%, 7/01/18		409	405,933

			2,222,530

Real Estate Management & Development – 2.4%
CBRE Services, Inc.,
6.63%, 10/15/20		335	361,800
Country Garden Holdings Co. Ltd.,
7.50%, 1/10/23(b)		200	203,500
Crescent Resources LLC/Crescent Ventures, Inc.,
10.25%, 8/15/17(b)		860	958,900
IVG Finance BV,
1.75%, 3/29/17	EUR	400	311,940
Realogy Corp.(b):
3.38%, 5/01/16	USD	339	336,458
7.88%, 2/15/19		2,355	2,584,612
7.63%, 1/15/20		505	571,912
9.00%, 1/15/20		335	389,438
Shea Homes LP,
8.63%, 5/15/19		1,405	1,594,675

			7,313,235

Road & Rail – 0.6%
The Hertz Corp.:
7.50%, 10/15/18		550	598,125
6.75%, 4/15/19		290	315,012
5.88%, 10/15/20		65	68,575
7.38%, 1/15/21		440	486,200
6.25%, 10/15/22		265	287,856
Watco Cos. LLC/Watco Finance Corp.,
6.38%, 4/01/23(b)		143	150,508

			1,906,276

Semiconductors & Semiconductor Equipment – 0.5%
NXP BV/NXP Funding LLC(b):
3.75%, 6/01/18		430	423,550
9.75%, 8/01/18		100	113,000
5.75%, 2/15/21		335	351,750
Spansion LLC,
7.88%, 11/15/17		580	603,200

			1,491,500

Software – 1.4%
IAC/InterActiveCorp,
4.75%, 12/15/22(b)		421	413,632
Igloo Holdings Corp.,
8.25%, 12/15/17(b)(g)		295	303,113
Infor US, Inc.,
9.38%, 4/01/19		1,750	1,973,125
Interface Security Systems Holdings, Inc.,
9.25%, 1/15/18(b)		149	155,705
Nuance Communications, Inc.,
5.38%, 8/15/20(b)		940	951,750
Sophia LP/Sophia Finance, Inc.,
9.75%, 1/15/19(b)		442	492,830

			4,290,155

Specialty Retail – 2.6%
Asbury Automotive Group, Inc.,
8.38%, 11/15/20		365	408,800
Claire’s Stores, Inc.(b):
9.00%, 3/15/191		869	977,625
7.75%, 6/01/20		332	336,150
CST Brands, Inc.,
5.00%, 5/01/23(b)		188	189,880
House of Fraser Funding Plc:
8.88%, 8/15/18(b)	GBP	285	458,794
8.88%, 8/15/18		221	355,766
Limited Brands, Inc.,
8.50%, 6/15/19	USD	785	964,569
Michaels Stores, Inc.,
7.75%, 11/01/18		234	253,890
New Academy Finance Co.,
8.00%, 6/15/18(b)(g)		216	222,480
Party City Holdings, Inc.,
8.88%, 8/01/20(b)		1,013	1,137,092
Penske Automotive Group, Inc.,
5.75%, 10/01/22(b)		317	334,039
QVC, Inc.(b):
7.50%, 10/01/19		625	688,165
7.38%, 10/15/20		290	320,445
Sally Holdings LLC:
6.88%, 11/15/19		545	604,269

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2013	11

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Specialty Retail (concluded)
Sally Holdings LLC (concluded):
5.75%, 6/01/22	USD	512	$538,880

			7,790,844

Textiles, Apparel & Luxury Goods – 0.4%
Levi Strauss & Co.,
6.88%, 5/01/22		440	487,850
Phillips-Van Heusen Corp.,
4.50%, 12/15/22		253	252,367
SIWF Merger Sub, Inc./Springs Industries, Inc.,
6.25%, 6/01/21(b)(d)		502	499,490

			1,239,707

Thrifts & Mortgage Finance – 0.0%
Radian Group, Inc.,
2.25%, 3/01/19(f)		70	98,000

Trading Companies & Distributors – 0.8%
Air Lease Corp.,
4.50%, 1/15/16		590	604,750
Ashtead Capital, Inc.,
6.50%, 7/15/22(b)		490	529,200
Doric Nimrod Air Finance Alpha Ltd.(b):
Series 2012-1, Class A, 5.13%, 11/30/24		616	655,769
Series 2012-1, Class B, 6.50%, 5/30/21		520	540,635

			2,330,354

Transportation Infrastructure – 0.2%
Aguila 3 SA,
7.88%, 1/31/18(b)		431	463,864

Wireless Telecommunication Services – 4.3%
Cricket Communications, Inc.,
7.75%, 10/15/20		594	592,515
Crown Castle International Corp.,
5.25%, 1/15/23		1,126	1,140,075
Digicel Group Ltd.,
8.25%, 9/30/20(b)		425	452,625
Digicel Ltd.,
6.00%, 4/15/21(b)		1,875	1,865,625
MetroPCS Wireless, Inc.,
6.63%, 11/15/20		508	543,560
NII Capital Corp.,
7.63%, 4/01/21		341	283,883
Phones4u Finance Plc:
9.50%, 4/01/18	GBP	100	157,835
9.50%, 4/01/18(b)		400	631,341
Softbank Corp.,
4.50%, 4/15/20(b)	USD	785	796,549
Sprint Capital Corp.,
6.88%, 11/15/28		1,247	1,247,000
Sprint Nextel Corp.(b):
9.00%, 11/15/18		2,745	3,328,312
7.00%, 3/01/20		1,705	1,918,125
			12,957,445

Total Corporate Bonds – 106.0%			318,708,410

Floating Rate Loan Interests(j)
Airlines – 1.0%
Delta Air Lines, Inc., Term Loan B,
5.00%, 4/20/17		393	397,092
Northwest Airlines, Inc.:
Term Loan, 2.30%, 3/10/17		642	593,997
Term Loan, 2.30%, 3/10/17		643	594,820
Term Loan, 1.68%, 9/10/18		535	472,729
Term Loan, 1.68%, 9/10/18		544	481,098
Term Loan, 1.68%, 9/10/18		539	477,042

			3,016,778

Auto Components – 1.1%
Federal-Mogul Corp.:
Term Loan B, 2.13%, 12/29/14		1,862	1,821,593
Term Loan C, 2.13%, 12/28/15		902	881,647
Schaeffler AG, Term Loan C,
4.25%, 1/27/17		580	587,006

			3,290,246

Building Products – 0.1%
Wilsonart International Holdings LLC, Term Loan B,
4.00%, 10/31/19		424	424,043

Capital Markets – 0.7%
American Capital Holdings, Inc., Term Loan,
5.50%, 8/22/16		941	952,762
Knight Capital Group, Inc., Term Loan B,
5.25%, 11/10/17		360	356,400
Nuveen Investments, Inc.:
Incremental Term Loan, 4.19%, 5/13/17		480	481,301
Second Lien Term Loan, 6.50%, 2/28/19		415	416,038

			2,206,501

Chemicals – 0.4%
INEOS US Finance LLC, 6 Year Term Loan,
4.00%, 5/04/18		379	378,547
US Coatings Acquisition, Inc.:
Term Loan, 4.75%, 2/03/20		705	710,026

			1,088,573

12	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests(j)	Par (000)		Value
Commercial Services & Supplies – 0.3%
AWAS Finance Luxembourg Sarl, Term Loan B,
3.50%, 6/10/16	USD	420	$422,469
Catalent Pharma Solutions, Inc., Term Loan,
6.50%, 12/29/17		260	262,925
Spin Holdco, Inc., Term Loan B,
4.25%, 11/15/19		260	261,300

			946,694

Communications Equipment – 1.4%
Alcatel-Lucent USA, Inc.:
Term Loan C, 7.25%, 1/30/19		1,406	1,420,244
Term Loan D, 7.50%, 1/30/19	EUR	549	721,097
Avaya, Inc., Term Loan B5,
8.00%, 3/30/18	USD	126	120,106
Zayo Group, LLC, Term Loan B,
4.50%, 7/02/19		1,810	1,809,696

			4,071,143

Construction Materials – 0.4%
HD Supply, Inc., Senior Debt B,
4.50%, 10/12/17		1,082	1,089,555

Consumer Finance – 0.7%
Springleaf Financial Funding Co., Term Loan,
5.50%, 5/10/17		2,171	2,177,616

Containers & Packaging – 0.1%
Tekni-Plex, Inc., Term Loan B,
5.50%, 8/25/19		265	263,675

Diversified Consumer Services – 0.2%
Laureate Education, Inc., Extended Term Loan,
5.25%, 6/18/18		143	143,593
ServiceMaster Co., Term Loan,
4.25%, 1/31/17		464	463,749

			607,342

Diversified Telecommunication Services – 0.8%
Level 3 Financing, Inc.:
2016 Term Loan B, 4.75%, 2/01/16		328	331,223
2019 Term Loan B, 5.25%, 8/01/19		270	273,545
Term Loan, 4.75%, 8/01/19		1,750	1,762,583

			2,367,351

Energy Equipment & Services – 0.2%
Dynegy Holdings, Inc., Term Loan B2,
4.00%, 4/23/20		595	596,362

Food & Staples Retailing – 0.3%
JC Penney Corp., Inc., First Lien Term Loan,
6.00%, 4/30/18		730	739,585
Rite Aid Corp., Second Lien Term Loan,
5.75%, 8/21/20		110	113,414

			852,999

Food Products – 0.1%
Advance Pierre Foods, Inc., Term Loan,
5.75%, 7/10/17		214	215,736

Health Care Equipment & Supplies – 0.5%
Bausch & Lomb, Inc., Term Loan B,
4.00%, 5/17/19		382	382,511
Capital Safety North America Holding, Inc., Term Loan,
4.50%, 1/21/19		757	758,788
LHP Hospital Group, Inc., Term Loan,
9.00%, 7/03/18		283	288,520

			1,429,819

Health Care Providers & Services – 0.2%
Genesis HealthCare Corp., Term Loan B,
10.00% – 10.75%, 9/25/17		237	244,286
inVentiv Health, Inc., Combined Term Loan,
7.50%, 8/04/16		368	363,550

			607,836

Hotels, Restaurants & Leisure – 3.1%
Harrah’s Property Co., Mezzanine Term Loan,
3.69%, 2/13/14		7,233	6,600,478
MGM Resorts International, Term Loan B,
3.50%, 12/20/19		1,177	1,179,498
Station Casinos, Inc., Term Loan B,
5.00%, 3/01/20		1,005	1,014,296
Travelport LLC:
Second Lien PIK Term Loan 2, 8.38%, 12/01/16		441	437,593
Second Lien Term Loan 1, 9.50%, 1/29/16		106	110,325

			9,342,190

Industrial Conglomerates – 0.2%
Sequa Corp., Term Loan B,
5.25%, 6/19/17		580	585,714

Insurance – 0.1%
Alliant Holdings I, Inc., Term Loan B,
5.00%, 12/20/19		339	340,846

IT Services – 0.3%
Ceridian Corp., Extended Term Loan,
5.94%, 5/09/17		68	68,580
First Data Corp., Extended 2018 Term Loan B,
4.20%, 3/23/18		785	781,405

			849,985

Life Sciences Tools & Services – 0.1%
Patheon, Inc., Term Loan,
7.25%, 12/06/18		204	206,525

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2013	13

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests(j)	Par (000)		Value
Machinery – 0.6%
Rexnord LLC, Term Loan B,
3.75%, 4/02/18	USD	494	$499,067
Silver II US Holdings LLC, Term Loan,
4.00%, 12/13/19		1,436	1,436,427

			1,935,494

Media – 3.4%
Cengage Learning Acquisitions, Inc.:
Non Extended Term Loan, 2.70%, 7/03/14		321	251,884
Tranche 1 Incremental, 7.50%, 7/03/14		1,602	1,258,615
Clear Channel Communications, Inc.:
Term Loan B, 3.84%, 1/29/16		336	311,832
Term Loan C, 3.84%, 1/29/16		100	92,617
Term Loan D, 3.84%, 1/30/19		1,287	1,201,406
EMI Music Publishing Ltd., Term Loan B,
4.25%, 6/29/18		433	435,396
Getty Images, Inc., Term Loan B,
4.75%, 10/18/19		411	413,038
Intelsat Jackson Holdings SA, Term Loan B1,
4.25%, 4/02/18		5,433	5,465,352
Interactive Data Corp., Term Loan B,
3.75%, 2/11/18		409	409,986
Univision Communications, Inc., Converted Extended Term Loan,
4.50%, 3/02/20		248	247,153
Virgin Media Investment Holdings, Term Loan B,
3.50%, 2/14/20		120	119,768

			10,207,047

Metals & Mining – 1.1%
Constellium Holdco BV, Term Loan B,
6.25%, 3/25/20		890	904,463
FMG America Finance, Inc., Term Loan,
5.25%, 10/18/17		2,269	2,278,922

			3,183,385

Oil, Gas & Consumable Fuels – 1.5%
Chesapeake Energy Corp., Unsecured Term Loan,
5.75%, 12/01/17		2,225	2,279,357
Obsidian Natural Gas Trust, Term Loan,
7.00%, 11/02/15		760	764,165
Samson Investment Co., Second Lien Term Loan,
6.00%, 9/25/18		235	236,234
Vantage Drilling Co.:
Term Loan, 6.25%, 10/26/17		876	883,905
Term Loan B, 5.75%, 3/28/19		370	374,318

			4,537,979

Pharmaceuticals – 0.7%
Aptalis Pharma, Inc., Term Loan B,
5.50%, 2/10/17		978	980,354
Par Pharmaceutical, Term Loan B,
4.25%, 9/30/19		726	727,074
Pharmaceutical Product Development, Inc., Term Loan B,
4.25%, 12/05/18		311	312,840

			2,020,268

Professional Services – 0.1%
Truven Health Analytics, Inc., Term Loan B,
4.50%, 6/01/19		372	372,809

Real Estate Investment Trusts (REITs) – 0.2%
iStar Financial, Inc., Term Loan,
4.50%, 9/28/17		714	721,161

Real Estate Management & Development – 0.2%
Realogy Corp.:
Extended Letter of Credit, 4.45%, 10/10/16		93	93,692
Extended Term Loan, 4.50%, 3/05/20		660	665,914

			759,606

Road & Rail – 0.1%
Genesee & Wyoming, Inc., Term Loan A,
2.19%, 9/29/17		280	280,706

Software – 0.6%
GCA Services Group, Inc., Second Lien Term Loan,
9.25%, 10/22/20		60	60,900
Infor US, Inc., Term Loan B2,
5.25% – 6.25%, 4/05/18		1,226	1,237,398
Kronos, Inc., Second Lien Term Loan,
9.75%, 4/30/20		515	538,175

			1,836,473

Specialty Retail – 0.2%
David’s Bridal, Inc., Term Loan B,
5.00%, 10/11/19		544	546,807

Textiles, Apparel & Luxury Goods – 0.5%
Ascend Performance Materials LLC, Term Loan B,
6.75%, 4/10/18		1,129	1,134,243
PVH Corp., Term Loan B,
3.25%, 2/13/20		440	441,870

			1,576,113

Thrifts & Mortgage Finance – 0.2%
Ocwen Financial Corp., Term Loan,
5.00%, 2/15/18		610	617,119

Wireless Telecommunication Services – 1.1%
Vodafone Americas Finance 2, Inc.(g):
PIK Term Loan, 6.88%, 8/11/15		1,938	1,962,400

14	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests(j)	Par (000)		Value
Wireless Telecommunication Services (concluded)
Vodafone Americas Finance 2, Inc.(g) (concluded):
Term Loan B, 6.25%, 7/11/16	USD	1,341	$1,374,141
			3,336,541

Total Floating Rate Loan Interests – 22.8%			68,509,037

Investment Companies	Shares
Exchange-Traded Fund – 0.8%
iShares iBoxx $ High Yield Corporate Bond Fund(a)(l)		26,548	2,466,840

Municipal Bonds	Par (000)
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co., Project:
5.00%, 12/01/19	USD	340	350,261
5.50%, 12/01/22		110	114,546
5.25%, 12/01/25		75	77,197

Total Municipal Bonds – 0.2%			542,004

Other Interests(m)	Beneficial Interest (000)
Auto Components – 0.0%
Lear Corp. Escrow		460	4,600

Chemicals – 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate		2,830	28

Hotels, Restaurants & Leisure – 0.0%
Buffets, Inc.		575	6

Media – 0.0%
Adelphia Preferred Escrow(a)		750	7
Adelphia Recovery Trust		941	7,525
			7,532

Total Other Interests – 0.0%			12,166

Preferred Securities	Par (000)
Capital Trusts
Media – 0.0%
NBCUniversal Enterprise, Inc., 5.25%(b)(k)		100	99,921

Preferred Stocks	Shares
Auto Components – 1.5%
Dana Holding Corp.,
4.00%(b)(f)		28,400	4,524,475

Trust Preferreds
Diversified Financial Services – 1.2%
GMAC Capital Trust I, Series 2,
8.13%, 2/15/40(j)		139,870	3,709,134

Total Preferred Securities – 2.7%			8,333,530

Warrants(n)
Containers & Packaging – 0.0%
MDP Acquisitions Plc (Issued/Exercisable 12/31/02, 3 Shares for 1 Warrant, Expires 10/01/13, Strike Price EUR 0.001)		700	60,641

Health Care Providers & Services – 0.0%
HealthSouth Corp. (Expires 1/16/14)		32,042	–

Media – 0.0%
New Vision Holdings LLC:
(Expires 9/30/14)		3	6,294
(Expires 9/30/14)		19	29,086

			35,380

Metals & Mining – 0.0%
Peninsula Energy Ltd. (Expires 12/31/15)		3,966,632	45,555

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2013	15

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Warrants(n)	Shares	Value
Real Estate Investment Trusts (REITs) – 0.0%
Pepper Residential Securities Trust (Expires 12/31/15)	2,343,076	$14,352

Software – 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)	334	–
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	1,164	–
		–

Total Warrants – 0.0%		155,928

Total Long-Term Investments (Cost – $419,928,919*) – 143.6%		431,992,297

Short-Term Securities
Money Market Funds – 1.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (l)(o)	3,035,581	3,035,581

Total Short-Term Securities (Cost – $3,035,581) – 1.0%		3,035,581

Options Purchased
(Cost – $18,578) – 0.0%		–

Total Investments Before Options Written (Cost – $422,983,078) – 144.6%		435,027,878

Options Written
(Premiums Received – $106,920) – (0.0)%		(117,546)

Total Investments, Net of Options Written – 144.6%		434,910,332
Liabilities in Excess of Other Assets – (44.6)%		(134,125,508)

Net Assets – 100.0%		$300,784,824

*	As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$424,482,891

Gross unrealized appreciation	$23,847,963
Gross unrealized depreciation	(13,302,976)

Net unrealized appreciation	$10,544,987

Notes to Consolidated Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with swaps.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	$1,497,440	$(26,355)
JP Morgan Chase & Co	$499,490	$(1,072)
Goldman Sachs Group, Inc	$738,750	$(11,250)

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Convertible security.

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(i)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(j)	Variable rate security. Rate shown is as of report date.

(k)	Security is perpetual in nature and has no stated maturity date.

16	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

(l)	Investments in issuers considered to be an affiliate of the Fund during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2013	Net Activity	Shares Held at May 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,103,451	932,130	3,035,581	$258

(m)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(n)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(o)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AUD	Australian Dollar
	CAD	Canadian Dollar
	EBITDA	Earnings Before Interest, Taxes, Depreciation and Amortization
	EUR	Euro
	FKA	Formerly Known As
	GBP	British Pound
	PIK	Payment-in-Kind
	RB	Revenue Bonds
	USD	US Dollar

•	Foreign currency exchange contracts as of May 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	526,923	AUD	506,097	UBS AG	7/17/13	$44,050
USD	4,442,951	CAD	4,535,000	Barclays Plc	7/17/13	73,222
USD	8,233,293	GBP	5,378,000	Barclays Plc	7/17/13	64,332
USD	151,867	GBP	101,000	Citigroup, Inc.	7/17/13	(1,548)
USD	302,738	GBP	195,000	Deutsche Bank AG	7/17/13	6,541
USD	155,338	GBP	100,000	Goldman Sachs Group, Inc.	7/17/13	3,442
EUR	628,000	USD	809,925	Citigroup, Inc.	7/23/13	6,540
USD	891,422	EUR	681,000	Bank of America Corp.	7/23/13	6,050
USD	20,161,023	EUR	15,445,000	Barclays Plc	7/23/13	80,906
USD	560,122	EUR	425,000	BNP Paribas SA	7/23/13	7,578
USD	129,777	EUR	100,000	Goldman Sachs Group, Inc.	7/23/13	(234)
USD	13,099	EUR	10,000	Goldman Sachs Group, Inc.	7/23/13	98
USD	173,225	EUR	133,000	Goldman Sachs Group, Inc.	7/23/13	312

Total						$291,289

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2013	17

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

•	Over-the-counter options purchased as of May 31, 2013 were as follows:

Description	Counterparty	Put/ Call		Strike Price	Expiration Date	Contracts	Market Value
Marsico Parent Superholdco LLC	Goldman Sachs Group, Inc.	Call	USD	942.86	12/14/19	19	–

•	Over-the-counter credit default swaptions written as of May 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Pay/ Receive Floating Rate Index	Floating Rate Index	Credit Rating[1]	Expiration Date	Notional Amount (000)[2]		Market Value
Sold Protection on 5-Year Credit Default Swap	Credit Suisse Group AG	Call	USD103.50	Receive	Dow Jones CDX North America High Yield, Series 19, Version 1	B+	6/19/13	USD	(4,400)	$(117,228)
Sold Protection on 5-Year Credit Default Swap	Credit Suisse Group AG	Put	USD97.50	Pay	Dow JonesCDX NorthAmericaHigh Yield, Series 19, Version 1	B+	6/19/13	USD	(4,400)	(318)

Total										$(117,546)

•	Credit default swaps - sold protection outstanding as of May 31, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[3]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC-	USD	76	$3,967
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC-	USD	274	25,940
ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	3/20/16	B-	USD	500	39,834
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	110	534
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	110	534
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	324	(2,416)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	76	(1,490)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	367	(24,080)

18	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

•	Credit default swaps - sold protection outstanding as of May 31, 2013 were as follows (concluded):

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[3]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	3/20/16	CCC-	USD	44	$(1,441)
ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16	B-	USD	300	26,727
ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16	B-	USD	300	25,391
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC-	USD	225	(4,321)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC-	USD	430	(11,958)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC-	USD	767	(18,512)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC-	USD	124	(8,595)
ARAMARK Corp.	5.00%	Credit Suisse AG	9/20/16	B-	USD	125	14,249
ARAMARK Corp.	5.00%	Deutsche Bank AG	3/20/17	B-	USD	200	15,972
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC-	USD	202	(13,040)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC-	USD	242	(6,740)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC-	USD	141	(6,445)
Crown Castle International Corp.	7.25%	Deutsche Bank AG	3/20/17	B-	USD	470	94,792
CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	BB-	USD	1,600	370,931
Level 3 Communications, Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/19	CCC+	USD	1,000	124,281

Total							$644,114

[1]	Using Standard & Poor’s (“S&P”) rating of the underlying securities of the indexes.

[2]	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

[3]	Using S&P’s rating of the issuer.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2013	19

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$25,760,855	$2,374,778	$5,128,749	$33,264,382
Corporate Bonds	–	315,226,530	3,481,880	318,708,410
Floating Rate Loan Interests	–	58,744,215	9,764,822	68,509,037
Investment Companies	2,466,840	–	–	2,466,840
Municipal Bonds	–	542,004	–	542,004
Other Interests	7,525	–	4,641	12,166
Preferred Securities	3,709,134	4,624,396	–	8,333,530
Warrants	45,555	60,641	49,732	155,928
Short-Term Securities	3,035,581	–	–	3,035,581

Total	$35,025,490	$381,572,564	$18,429,824	$435,027,878

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$743,152	–	$743,152
Foreign currency exchange contracts	–	293,071	–	293,071
Liabilities:
Credit contracts	–	(216,584)	–	(216,584)
Foreign currency exchange contracts	–	(1,782)	–	(1,782)

Total	–	$817,857	–	$817,857

[1]

Derivative financial instruments are swaps, foreign currency exchange contracts and options written. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

20	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$136,364	–		$136,364
Cash pledged as collateral for swaps	170,000	–	–	170,000
Liabilities:
Bank overdraft		$(43,902)		(43,902)
Loan payable	–	(127,000,000)	–	(127,000,000)
Cash received as collateral for swaps	–	(500,000)	–	(500,000)

Total	$306,364	$(127,543,902)	–	$(127,237,538)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets/Liabilities:
Opening Balance, as of February 28, 2013	$5,113,705	$4,368,858	$14,775,855	$11,542	$75,505	$24,345,465
Transfers into Level 3[1]	–	–	652,125	–	–	652,125
Transfers out of Level 3[2]	(770)	(505,856)	(2,678,827)	–	–	(3,185,453)
Accrued discounts/ premiums	–	1,413	5,403	–	–	6,816
Net realized gain (loss)	–	(3,221)	181,046	–	1,121	178,946
Net change in unrealized appreciation/depreciation[3]	15,814	14,122	(49,106)	(6,901)	(26,894)	(52,965)
Purchases	–	6,085	1,045,303	–	–	1,051,388
Sales	–	(399,521)	(4,166,977)	–	–	(4,566,498)

Closing Balance, as of May 31, 2013	$5,128,749	$3,481,880	$9,764,822	$4,641	$49,732	$18,429,824

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[2]

Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of February 28, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2013, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $3,185,453 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	The change in unrealized appreciation/depreciation on investments still held as of May 31, 2013 was $(37,236).

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2013	21

Consolidated Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of May 31, 2013. The table does not include Level 3 investments with values based upon unadjusted third party pricing information. Level 3 investments valued using third party pricing information was $10,844,079. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs Utilized
Assets:
Common Stocks[2]	$211,916	Market Comparable Companies	Forecasted EBITDA Multiple	3.50x
	2,300,683	Market Comparable Companies	Enterprise Value/Oil Barrel Multiple	CAD[3] 0.37x - 0.47x
	1,829,549	Market Comparable Companies	Offshore EBITDA Multiple	8.75x
		Market Comparable Companies	Onshore EBITDA Multiple	4.75x
Corporate Bonds[4]	875,000	Market Comparable Companies	Last 12 Months EBITDA Multiple	10.00x
	600,000	Cost[5]	N/A	–
	1,076,285	Market Comparable Companies	Yield	12.10%
	642,581	Discounted Cashflow	Yield	12.00%
Warrants	35,379	Estimated Recovery Value	Recovery Rate	$1.36 - $1.63
	14,352	Black-Scholes	Implied Volatility	75%

Total	$7,585,745

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Forecasted EBITDA Multiple	Increase	Decrease
Enterprise Value/Oil Barrel Multiple	Increase	Decrease
Offshore EBITDA Multiple	Increase	Decrease
Onshore EBITDA Multiple	Increase	Decrease
Yield	Decrease	Increase
Last 12 Months EBITDA Multiple	Increase	Decrease
Recovery Rate	Increase	Decrease
Implied Volatility	Increase	Decrease

[2]

For the period ended May 31, 2013, the valuation technique for certain investments classified as common stocks changed to a market approach. The investment was previously valued using the company’s financial restructuring plan. Market information became available for this investment, therefore, the market approach is considered to be a more relevant measure of fair value for this investment.

[3]	Canadian Dollar.

[4]

For the period ended May 31, 2013, the valuation technique for certain investments classified as corporate bonds changed to a market approach. The investment was previously valued using acquisition cost. Market information became available for this investment which is considered to be a more relevant measure of fair value for this investment.

[5]

The Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund.

22	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2013

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ‘‘1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund III, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Corporate High Yield Fund III, Inc.

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Corporate High Yield Fund III, Inc.

Date: July 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Corporate High Yield Fund III, Inc.

Date: July 25, 2013